Property, Plant and Equipment	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment
Property, plant and equipment

7. Property, Plant and Equipment

Property, plant and equipment consisted of the following:

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total
	(in US$’000)
Cost
As at January 1, 2017	2,232	6,296	86	13,976	1,760	24,350
Additions	—	228	39	509	2,269	3,045
Disposals	—	—	—	(12)	—	(12)
Transfers	—	128	1,300	(847)	(581)	—
Exchange differences	40	113	3	247	44	447
As at June 30, 2017	2,272	6,765	1,428	13,873	3,492	27,830

Accumulated depreciation
As at January 1, 2017	971	4,249	71	9,105	—	14,396
Depreciation	52	410	55	746	—	1,263
Disposals	—	—	—	(11)	—	(11)
Transfers	—	—	239	(239)	—	—
Exchange differences	18	77	1	162	—	258
As at June 30, 2017	1,041	4,736	366	9,763	—	15,906
Net book value
As at June 30, 2017	1,231	2,029	1,062	4,110	3,492	11,924

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total
	(in US$’000)
Cost
As at January 1, 2016	2,392	5,989	88	12,806	567	21,842
Additions	—	326	—	1,118	126	1,570
Disposals	—	—	—	(54)	—	(54)
Transfers	—	—	—	275	(275)	—
Exchange differences	(60)	(153)	(2)	(331)	(12)	(558)
As at June 30, 2016	2,332	6,162	86	13,814	406	22,800

Accumulated depreciation
As at January 1, 2016	1,036	3,445	70	8,784	—	13,335
Depreciation	60	469	4	549	—	1,082
Disposals	—	—	—	(49)	—	(49)
Exchange differences	(27)	(91)	(2)	(221)	—	(341)
As at June 30, 2016	1,069	3,823	72	9,063	—	14,027
Net book value
As at June 30, 2016	1,263	2,339	14	4,751	406	8,773